Preferred share issuance and merger (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Schedule of Business Acquisitions by Acquisition, Equity Interest Issued or Issuable

(In thousands except share price)

	# Shares	Unit price	Amount

Convertible Preferred Equity
Series A and B	150	$1,000.00	$150,000
Common Equity
Common Shares	139,397	$5.05	$703,955
Net value of options			$382

Total			$854,337

Schedule of Business Acquisitions, by Acquisition

Net identifiable assets acquired
Cash	$25,032
Accounts receivable	94,298
Inventories	344,765
Property, plant and equipment	650,405
Intangible assets	155,700
Deferred tax assets	41,606
Prepaid and other current assets	49,716
Other non-current assets	8,428
Accounts payable	(68,005)
Short-term debt	(18,779)
Other accrued liabilities	(53,252)
Long-term debt	(367,811)
Other long-term liabilities	(101,648)
Deferred tax liabilities	(79,235)

Net identifiable assets acquired	$681,220

Goodwill	$173,117

Net assets acquired	$854,337